Income Taxes - Current and Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current income tax expense	$ 601	$ 184	$ 1,137
Deferred income tax expense (tax benefit)	239	378	(336)
Income taxes	$ 840	$ 562	$ 801